Audited Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net income (loss)	$ (15,213,180)	$ (4,819,132)	$ 4,612,191
Depreciation of property, plant and equipment	52,079	57,517	164,419
Depreciation of right-of-use assets	110,858	97,789	105,340
Unrealized gains of marketable equity securities	(2,300)
Loss on Private Placement	6,060,367
Issuance costs related to Private Placement	1,023,625
Change in fair value of warrant liabilities	6,729,709
Provisions for (Reversal of) compensation and penalty	(1,458,856)		1,245,625
Share-based compensation expenses	771,856	5,585,610
Provision for (Reversal of) expected credit losses, net	(5,187)	(85,152)	56,557
Decrease (Increase) in:
Accounts receivable	3,365,755	7,418,372	(9,097,664)
Accounts receivable – related parties	(766,688)	(100,303)	8,101
Contract assets	593,673	(73,506)	(26,833)
Amounts due from related parties	(939,370)	118,275	766,111
Other current assets	(198,553)	23,795	106,898
Tax recoverable			2,033,861
(Decrease) Increase in:
Accounts payable	(1,014,963)	(6,864,354)	6,799,732
Accounts payable – related parties	(188,300)	(253,063)	(54,879)
Amounts due to related parties	(40,733)	(362,247)	(87,989)
Tax payables	(17,465)	(719,731)	737,196
Provision for compensation	(115,384)
Other payables and accrued liabilities	57,086	(1,763,120)	85,069
Contract liabilities	(1,500)	(2,490)	(2,529)
Lease liabilities	(111,179)	(102,269)	(114,636)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,308,650)	(1,844,009)	7,336,570
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(4,245,378)		(1,549)
Decrease in restricted cash with maturity of more than three months when acquired		718,828	2,230,607
Purchase of marketable equity securities	(4,977,798)
Loan granted	(2,000,000)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITES	(11,223,176)	718,828	2,229,058
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid			(3,966,879)
Proceeds from Private Placement	9,597,989
Payments of issuance costs	(1,023,625)	(1,544,522)
Proceeds from exercise of stock options	3,500	16,940
Expiry of unpresented check for dividend paid to shareholders in prior years		26,667
Proceeds from bank borrowings	2,750,000
Proceeds from other borrowings	2,009,569
Payments of bank loan interest	(22,045)		(130,927)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITES	13,315,388	(1,500,915)	(4,097,806)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	783,562	(2,626,096)	5,467,822
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	10,356,095	12,982,191	7,514,369
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	11,139,657	10,356,095	12,982,191
Cash and cash equivalents at end of year	8,940,871	8,164,080	10,769,662
Restricted cash at end of year	2,198,786	2,192,015	2,931,357
Restricted cash with maturity of three months or more when acquired at end of year			(718,828)
Total cash and cash equivalents and restricted cash shown in the audited consolidated statements of cash flows	11,139,657	10,356,095	12,982,191
Supplemental disclosure of cash flow information
Interest received	50,582	66,101	79,207
Interest paid	(26,365)		(1,291)
Income tax refunded	66,574		1,389,328
Income tax paid	(85,767)	(361,047)
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	75,297	168,678
Deemed distribution to AIB’s shareholders in reverse recapitalization		6,376,191
Issuance of ordinary shares of the Company for services provided		$ 5,018,750